Reserves - Disclosure of reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Beginning Balance	$ 894,048	$ 731,663	$ 190,054
Share options exercise	4,004	9,498	6,732
Early exercise vesting	83	382	653
Share issuance for settlement of RSUs	0	0	0
Replacement equity awards related to business combination		20,193
Share-based payments	162,873	137,458	75,480
Tax benefit from share plans	(140)	(35,811)	(27,747)
Net loss on derivative instruments	(8,341)	3,164	0
Translation adjustment	118	140	(4)
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income, net of tax	(586)	(945)	687
Ending Balance	892,766	894,048	731,663
Share premium
Disclosure of reserves within equity [line items]
Beginning Balance	450,959	441,734	5,744
Share options exercise	3,761	8,858	6,099
Early exercise vesting	46	367	618
Ending Balance	454,766	450,959	441,734
Other capital reserves
Disclosure of reserves within equity [line items]
Beginning Balance	437,346	244,335
Share issuance for settlement of RSUs	(525)	(451)
Replacement equity awards related to business combination		20,193
Share-based payments	162,873	137,458
Tax benefit from share plans	140	35,811
Reduction in deferred tax assets	(42,734)
Ending Balance	557,100	437,346	244,335
Cash flow hedge reserve
Disclosure of reserves within equity [line items]
Beginning Balance	2,215	0	0
Net loss on derivative instruments	(5,839)	2,215
Ending Balance	(3,624)	2,215	0
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning Balance	4,289	4,149	4,153
Translation adjustment	118	140
Ending Balance	4,407	4,289	4,149
Investments at fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning Balance	(258)	550
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income, net of tax	(586)	(808)
Ending Balance	(844)	(258)	550
Total reserves
Disclosure of reserves within equity [line items]
Beginning Balance	894,551	690,768
Ending Balance	$ 1,011,805	$ 894,551	$ 690,768